Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The Company is providing the following disclosure in response to Item 402(v) of Regulation S-K. The information set forth below was not used by the Compensation Committee in setting compensation for our named executive officers as set forth in the Summary Compensation Table. The disclosure in this section is not to be incorporated by reference in any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Pay Versus Performance Table

(a)	(b)	(c)	(d)		(e)		(f)	(g)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)		Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income
2024	$449,116	$389,536	$274,128		$261,440		$74	$3,672,000
2023	1,348,385	1,527,565	310,435	(4)	318,101	(5)	78	6,135,000
2022	2,276,745	2,447,309	308,850		551,609		80	12,458,106

1.	Reflects, in column (b), total compensation reported in the Summary Compensation Table (SCT) for our chief executive officer, Richard F. Hermanns, and, in column (d), average total compensation reported in the SCT for our non-PEO named executive officers, in each case for the years 2024, 2023, and 2022. The non-PEO named executive officers for all or a portion of 2024 are Steve G. Crane and John D. McAnnar. The non-PEO named executive officers for all or a portion of 2023 and 2022 are Steve G. Crane, David S. Burnett, and John D. McAnnar.
2.	Reflects, in column (c), compensation actually paid to our PEO and, in column (e), average compensation actually paid to our non-PEO named executive officers, in each case for the years 2024, 2023, and 2022, consisting of the respective amounts set forth in columns (b) and (d) of the table, adjusted as set forth in the applicable table below, as determined in accordance with SEC rules.
3.	Represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2024, 2023, and 2022, respectively assuming an investment of $100 on December 31, 2021. The TSR reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K and assumes reinvestment of all dividends.
4.	Because David Burnett served as CFO until November 13, 2023 when Steve G. Crane replaced him, and because the two did not overlap, the value in this item may appear to be lower than it would have been in a year without a change in principal financial officer. If the two had been aggregated and treated as one for purposes of this calculation, the average would have been $465,653.
5,	See note 4, above.

PEO Total Compensation Amount	$ 449,116	$ 1,348,385	$ 2,276,745
PEO Actually Paid Compensation Amount	$ 389,536	1,527,565	2,447,309
Adjustment To PEO Compensation, Footnote

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our PEO during each of the years in question:

Adjustments to Determine Compensation "Actually Paid" for PEO	2024	2023	2022
Deduction for amounts reported under the "Stock awards" column and stock portion of "Non-Equity Plan Incentive Compensation" column in the SCT	$-	$-	$944,997
Deduction for amounts reported under the "Option awards" columns in the SCT	-	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year end	-	-	955,414
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(30,946)	(5,885)	92,485
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	(39,542)	170,822	57,062
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year	-	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	10,908	14,242	10,600
Total Adjustments	(59,580)	179,180	170,564

*Awards include those in the "Stock awards" column and the stock portion of the the "Non-Equity Incentive Plan Compensation" column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 274,128	310,435	308,850
Non-PEO NEO Average Compensation Actually Paid Amount	$ 261,440	318,101	551,609
Adjustment to Non-PEO NEO Compensation Footnote

The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at average compensation "actually paid" to our Non-PEO named executive officers during each of the years in question:

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO Named Executive Officers	2024	2023	2022
Deduction for amounts reported under the "Stock awards" column and stock portion of "Non-Equity Plan Incentive Compensation" column in the SCT	$-	$105,600	$-
Deduction for amounts reported under the "Option awards" column in the SCT	-	-	-
Increase for Fair Value* as of year-end of awards granted during year that remain outstanding and unvested as of year-end	-	102,333	-
Increase for Fair Value* as of the vesting date of awards granted during year that vested during year	-	-	-
Increase/deduction for Change in Fair Value* from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(12,644)	(1,288)	214,982
Increase/deduction for Change in Fair Value* from prior year-end to vesting date of awards granted prior to year that vested during year	(2,763)	10,124	24,320
Deduction of Fair Value* as of prior year-end of awards granted prior to year that were forfeited during year	-	-	-
Increase based upon Incremental Fair Value*, if any, of awards modified during year	-	-	-
Increase based upon dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	2,719	2,097	6,912
Total Adjustments	(12,688)	7,666	242,759

*Awards include those in the "Stock awards" column and the stock portion of the "Non-Equity Incentive Plan Compensation" column. The Fair Value or Change in Fair Value, as applicable, of the equity award adjustments was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such Fair Values, such as assumed volatility and risk-free rate differ from those used at the time of grant due to the fluctuation in the stock price and the corresponding Monte Carlo Value simulations valued as of the corresponding dates in accordance with Item 402(v) of Regulation S-K.

Total Shareholder Return Amount	$ 74	78	80
Net Income (Loss)	3,672,000	6,135,000	12,458,106
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,580)	179,180	170,564
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	944,997
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	955,414
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,946)	(5,885)	92,485
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,542)	170,822	57,062
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,908	14,242	10,600
PEO | Deduction for Amounts Reported Under Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based Upon Incremental Fair Value of Modified Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,688)	7,666	242,759
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	105,600	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	102,333	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,644)	(1,288)	214,982
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,763)	10,124	24,320
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,719	2,097	6,912
Non-PEO NEO | Deduction for Amounts Reported Under Option Awards in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Modified Awards During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0